FINANCIAL INSTRUMENTS AND DERIVATIVES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commodity
Derivatives, Fair Value
Gross Derivative Assets	$ 4,882	$ 6,924
Gross Derivative Liabilities	(7,477)	(11,912)
Financial
Derivatives, Fair Value
Gross Derivative Assets	264	0
Gross Derivative Liabilities	(43,548)	0
Derivative assets - current | Commodity
Derivatives, Fair Value
Gross Derivative Assets	4,882	5,732
Derivative assets - current | Financial
Derivatives, Fair Value
Gross Derivative Assets	264	0
Derivatives and other long term assets | Commodity
Derivatives, Fair Value
Gross Derivative Assets	0	1,192
Derivative and other current liabilities | Commodity
Derivatives, Fair Value
Gross Derivative Liabilities	(3,501)	(5,800)
Derivative liabilities - long term | Commodity
Derivatives, Fair Value
Gross Derivative Liabilities	(3,976)	(6,112)
Derivative liabilities - long term | Financial
Derivatives, Fair Value
Gross Derivative Liabilities	$ (43,548)	$ 0